UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
January 13, 2024 to February 12, 2024

Commission File Number of issuing entity: 333-172143-03
Central Index Key Number of issuing entity: 0001543042

COMM 2012-LC4 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172143
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468
Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001547562
Guggenheim Life and Annuity Company
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 45-4704011
Upper Tier Remic 45-5035640
Hartman Portfolio Loan REMIC 45-5035612
Grantor Trust 45-6874157
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  February 12, 2024 a distribution was made to holders of the certificates issued by COMM 2012-LC4 Mortgage Trust.  The
distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from January 13, 2024 to February 12, 2024 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2012-LC4 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 12, 2024.  The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2024.  The
CIK number of GACC is 0001541294.

Ladder Capital Finance LLC ("Ladder"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 14, 2024.  The CIK number of Ladder is 0001541468.

Guggenheim Life and Annuity Company ("GLAC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 01, 2013.  The CIK
number for GLAC is 0001547562.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from U.S. Bank Trust Company, National Association, as trustee:

U.S. Bank National Association ("U.S. Bank") and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees' purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs' claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts
(the "DSTs") that issued securities backed by student loans (the "Student Loans") filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association
("U.S. Bank") in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the
DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan
Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS
(Del. Ch.) (the "NCMSLT Action"). The complaint, as amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and special servicing of the Student Loans.
Since the filing of the NCMSLT Action, certain Student Loan borrowers have made assertions against U.S. Bank concerning special servicing that appear to be based on certain allegations made on behalf of the DSTs in the NCMSLT Action.

U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are litigated.
On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases. On January 21, 2020, the Court entered an order consolidating for pretrial purposes the NCMSLT Action and three other lawsuits pending in the Delaware Court of Chancery concerning the DSTs and the Student Loans, which remains pending.

U.S. Bank denies liability in the NCMSLT Action and believes it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs and that it has meritorious defenses.
It has contested and intends to continue contesting the plaintiffs' claims vigorously.

Item 6.  Significant Obligors of Pool Assets.
The Square One Mall mortgaged property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.
Based on the information provided by the Square One Mall mortgage loan borrower, the unaudited net operating income of the significant obligor was $5,610,239.00, a  year-to-date figure for the
period of January 1, 2023 through September 30, 2023.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by COMM 2012-LC4 Mortgage Trust,
         relating to the February 12, 2024 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ R. Chris Jones
Name:  R. Chris Jones
Title: Managing Director

/s/ Matt Smith
Name:  Matt Smith
Title: Director

Date:    February 22, 2024